Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Sep. 19, 2005
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	CY
Entity Registrant Name	CYIOS Corporation
Entity Central Index Key	0001091566
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		36,311,640